Share-Based Payments (Details 4) - Restricted Stock	12 Months Ended
Dec. 31, 2017 $ / shares shares
Shares
Restricted shares outstanding at January 1, 2017 | shares	228,550
Granted | shares	417,953
Forfeited | shares	(401,249)
Vested | shares	(135,668)
Restricted shares outstanding at December 31, 2017 | shares	109,586
Weighted-average fair value
Restricted shares outstanding at January 1, 2017 | $ / shares	$ 1.75
Granted | $ / shares	2.21
Forfeited | $ / shares	2.02
Vested | $ / shares	2.24
Restricted shares outstanding at December 31, 2017 | $ / shares	$ 1.92